Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of foreign currency translation and transactions
	As of December 31,
	2016	2015
Balance sheet items, except for equity accounts	6.9448	6.4917

	For the Years Ended December 31,
	2016	2015
Items in the statements of income and comprehensive income, and statements of cash flows	6.6441	6.2288